Defined Contribution Plan - Additional Information (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Defined contribution plan employer matching contribution	$ 0
Minimum [Member]
Defined contribution plan maximum annual contributions per employee percent	1.00%
Maximum [Member]
Defined contribution plan maximum annual contributions per employee percent	100.00%